Form N-1A Cover	May 30, 2025
Prospectus [Line Items]
Document Effective Date	May 31, 2025
Document Creation Date	May 30, 2025
Document Type	485BPOS
Amendment Flag	false
Registrant Name	GRANDEUR PEAK GLOBAL TRUST
Entity Central Index Key	0001965454
Entity Investment Company Type	N-1A
Document Period End Date	May 30, 2025
Prospectus Date	May 31, 2025